UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     /s/ Kevin Wyman     Greenwich, Connecticut     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $148,422 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0     5500  5000000 PRN      SOLE                  5000000        0        0
ARVINMERITOR INC               FRNT 4.000% 2/1  043353AH4     9360 10250000 PRN      SOLE                 10250000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8    24111 22800000 PRN      SOLE                 22800000        0        0
BARNES GROUP INC               NOTE 3.750% 8/0  067806AB5     5638  5500000 PRN      SOLE                  5500000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     6724  6091000 PRN      SOLE                  6091000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     7004  8050000 PRN      SOLE                  8050000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2     9653  9750000 PRN      SOLE                  9750000        0        0
INTERMUNE INC                  NOTE 5.000% 3/0  45884XAD5     3252  3200000 PRN      SOLE                  3200000        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    28751 25014000 PRN      SOLE                 25014000        0        0
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3     7824  7550000 PRN      SOLE                  7550000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     3382  3000000 PRN      SOLE                  3000000        0        0
SESI L L C                     FRNT 1.500%12/1  78412FAH7     5008  5150000 PRN      SOLE                  5150000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0    11825 11564000 PRN      SOLE                 11564000        0        0
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     7197  6170000 PRN      SOLE                  6170000        0        0
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7     9691  9740000 PRN      SOLE                  9740000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3502   200000 SH  PUT  SOLE                   200000        0        0